EQUI-VEST® (Series 100-500)

Equitable Financial Life Insurance Company

Issued through: Separate Account A

Summary Prospectus for Existing Investors

May 1, 2024

This summary prospectus (the “Summary Prospectus”) summarizes key features of the contract. The statutory prospectus (the “prospectus”) and Statement of Additional Information ("SAI") for the contract contain more information about the contract’s features, benefits, and risks. The prospectus and SAI are incorporated by reference into this updating Summary Prospectus. You can find the current prospectus, SAI and other information about the contract online at www.equitable.com/ICSR#EQH146648. You can also obtain this information at no cost by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary.

The EQUI-VEST® (Series 100-500) are variable and fixed deferred annuity contracts. The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Updated Information About Your Contract

The information in this Summary Prospectus is a summary of certain contract features that have changed since the prospectus dated May 1, 2023. This may not reflect all the changes that have occurred since you purchased your contract.

INVESTMENT OPTIONS

There have been changes to the Appendix listing the Portfolio Companies available under the contract in this summary prospectus.

Investment Option Name Changes: EQ/JPMorgan Growth Stock Portfolio (formerly EQ/T. Rowe Price Growth Stock Portfolio); Macquarie VIP High Income Series (formerly Delaware Ivy VIP High Income).

OTHER

Portfolio Reorganization: Certain portfolios of the EQ Premier VIP Trust (the “Acquired Trust Portfolios”) were reorganized into substantially identical, newly created portfolios of the EQ Advisors Trust (the “Acquiring Trust Portfolios”). The investment objectives, policies, principal strategies, principal risks, and the fees and expenses of the Acquired Trust Portfolios and corresponding Acquiring Trust Portfolios are substantially identical, and their Investment Manager did not change. The Acquired Trust Portfolios under your contract were removed as investment options, and the corresponding Acquiring Trust Portfolios were added as available investment options (subject to any applicable allocation restrictions) without impacting your account value, investment allocations, or expenses.

Important information you should consider about the contract

FEES AND EXPENSES
Charges for Early Withdrawals

If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 12 years following your last contribution, you will be assessed a withdrawal charge of up to 6% of account value withdrawn or contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment.

If amounts are withdrawn from a fixed maturity option before the maturity date, there will be a market value adjustment which could greatly reduce the value in your fixed maturity option. See the FMO prospectus for more information.

For additional information about the charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges under the contracts” under “Charges and expenses” in the prospectus.

Transaction Charges

In addition to withdrawal charges, you may also be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks or third-party transfers or exchanges).

For additional information about transaction charges see “Charges under the contracts” in “Charges and expenses” in the prospectus.

Ongoing Fees and Expenses (annual charges)

The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page of your contract for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contracts(1)	1.34%	2.00%
	Investment options (Portfolio fees and expenses)(2)	0.57%	2.65%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.

(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2023 and could change from year to year.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract or make any other transactions, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,762	Highest Annual Cost $3,788

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Least expensive combination of contract and Portfolio fees and expenses

•   No optional benefits

•   No sales charges

•   No additional contributions, transfers or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive combination of contract (Series 500), optional benefits and Portfolio fees and expenses

•   No sales charges

•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the prospectus.

RISKS
Risk of Loss

The contract is subject to the risk of loss. You could lose some or all of your account value. For additional information about the risk of loss see “Principal risks of investing in the contract” in the prospectus.

Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. For additional information about the investment profile of the contract see “Fee Table” in the prospectus.

Risks Associated with Investment Options

An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option and fixed maturity options has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options” “Guaranteed interest option”, and “Portfolios of the Trusts” in “Purchasing the contract” in the prospectus, as well as, “Risk factors” in the FMO prospectus. See also Appendix “Portfolio Companies available under the contract” in the prospectus.

Insurance Company Risks

An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the optional benefits. The general obligations including the guaranteed interest option, fixed maturity options and any optional benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the prospectus.

RESTRICTIONS
Investments

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, combining any two or more variable investment options and transferring the account value from any variable investment option to another variable investment option.

Effective June 18, 2012, for certain contract series and types, we no longer accept contributions. For other contract series and types, including contracts issued in certain states, we currently continue to accept subsequent contributions subject to limitations. For more information, see “How you can contribute to your contract” in “Purchasing the contract” and Appendix: “State contract availability and/or variations of certain features and benefits” in the prospectus.

There are limits on contributions and transfers into and out of the guaranteed interest option, and restrictions or limitations with the DCA program. See “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” in “Transferring your money among investment options in the prospectus” for more information.

For more information see “About Separate Account A” in “More information” in the prospectus.

You must choose one of the two investment methods: 1) Maximum investment option choice, or 2) Maximum transfer flexibility. For more information please see “Selecting your investment method” in the prospectus.

For additional information about the investment options, including information regarding volatility management strategies and techniques, see “Portfolios of the Trusts” in “Purchasing the Contract” in the prospectus. See also the FMO prospectus.

RESTRICTIONS
Optional Benefits	At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options.
TAXES
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For more information, see “Tax information” in the prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation

Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the prospectus.

Exchanges

Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the prospectus.

Appendix: Portfolio Companies available under the contract

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146648. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expense		Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90%	^	13.73%	9.37%	6.84%
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	5.49%	10.25%	7.23%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29%	^	9.53%	4.22%	3.39%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.06%		21.04%	12.82%	7.94%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.03%	^	12.39%	4.73%	3.76%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.17%	^	5.79%	12.69%	—
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%	^	16.49%	11.53%	8.52%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.92%		27.50%	15.12%	11.32%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		15.99%	8.76%	6.15%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%	^	15.44%	11.32%	8.11%
Equity	EQ/500 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.81%		25.27%	14.21%	10.71%
Asset Allocation	EQ/AB Dynamic Moderate GrowthΔ — EIMG; AllianceBernstein L.P.	1.13%		12.96%	5.50%	4.15%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.93%		17.70%	10.59%	7.78%
Equity	EQ/AB Sustainable U.S. Thematic — EIMG; AllianceBernstein L.P.	1.00%	^	20.56%	—	—
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.18%		18.37%	10.23%	7.07%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.05%		18.17%	9.60%	6.91%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	14.15%	7.70%	5.27%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	5.98%	10.88%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.99%		13.22%	6.13%	4.53%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.97%	^	22.98%	14.97%	11.34%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	45.91%	15.78%	10.70%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06%	^	24.58%	15.63%	9.90%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	25.12%	14.45%	10.80%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%	^	8.02%	2.60%	2.15%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.98%		11.55%	4.96%	3.73%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%	^	8.23%	2.61%	2.11%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	0.85%	^	10.86%	4.76%	3.57%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.64%	^	4.51%	1.02%	1.11%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	4.50%	1.87%	1.59%

		Current Expense		Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	10.34%	4.02%	1.86%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%	^	25.57%	15.04%	11.37%
Equity	EQ/Fidelity Institutional AM® Large Cap — EIMG; FIAM LLC	0.87%	^	31.38%	16.55%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05%	^	14.07%	9.78%	6.35%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10%	^	21.37%	9.74%	6.29%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	11.22%	12.97%	—
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.64%	^	3.85%	0.39%	0.56%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		16.85%	7.96%	3.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	19.01%	8.09%	3.69%
Equity	EQ/International Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.87%		16.86%	7.32%	3.27%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		18.52%	7.60%	3.02%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	12.01%	13.18%	8.70%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	33.79%	11.76%	7.95%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		10.08%	5.45%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		17.01%	13.08%	7.62%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	46.33%	12.84%	11.28%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		10.90%	14.17%	10.12%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.90%		23.98%	14.26%	10.58%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.73%		41.54%	18.63%	14.02%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.88%		38.97%	16.20%	12.47%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		10.71%	10.15%	7.66%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.01%	10.78%	7.82%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%	^	21.68%	5.11%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%	^	43.89%	15.66%	13.24%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	14.52%	9.28%	6.12%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	17.37%	8.29%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	22.32%	13.41%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.14%		54.10%	17.38%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	-2.36%	8.01%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.65%	^	15.77%	11.88%	8.54%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		13.19%	10.36%	7.21%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.11%		12.35%	5.76%	4.18%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	1.01%		14.86%	7.31%	5.34%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.13%		15.36%	8.10%	5.67%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.69%		4.47%	1.48%	0.91%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15%	^	34.45%	15.17%	—
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.36%	^	4.09%	1.62%	2.49%
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.88%	^	5.56%	1.61%	1.25%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.86%		4.19%	0.51%	0.84%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.64%		16.72%	10.06%	7.01%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		19.52%	10.06%	6.90%

		Current Expense		Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	5.99%	3.78%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	9.86%	7.20%	4.77%
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15%	^	14.23%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10%	^	12.01%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.00%		38.30%	15.92%	12.48%
Fixed Income	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.87%	^	5.15%	0.63%	1.21%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.24%	^	49.53%	19.07%	16.18%
Asset Allocation	Target 2015 Allocation — EIMG	1.10%	^	9.96%	4.94%	3.76%
Asset Allocation	Target 2025 Allocation — EIMG	1.10%	^	13.58%	7.42%	5.42%
Asset Allocation	Target 2035 Allocation — EIMG	1.09%		16.56%	9.12%	6.47%
Asset Allocation	Target 2045 Allocation — EIMG	1.08%		18.11%	10.15%	7.12%
Asset Allocation	Target 2055 Allocation — EIMG	1.10%	^	19.82%	11.22%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ

Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expense		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Fixed Income	American Funds Insurance Series® The Bond Fund of America® — Capital Research and Management Company	0.73%	^	4.72%	1.62%	1.83%
Fixed Income	Fidelity® VIP Investment Grade Bond Portfolio — Fidelity Management and Research Company (FMR)	0.63%		6.00%	1.72%	2.08%
Fixed Income	Invesco V.I. High Yield Fund — Invesco Advisers, Inc.	1.15%		9.77%	3.76%	2.96%
Equity	Invesco V.I. Main Street Mid Cap Fund® — Invesco Advisers, Inc.	1.19%		14.14%	10.32%	6.45%
Equity	Invesco V.I. Small Cap Equity Fund — Invesco Advisers, Inc.	1.20%		16.26%	12.14%	6.28%
Fixed Income	Macquarie VIP High Income Series(1) — Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.96%		11.95%	4.46%	3.70%
Equity	MFS® Investors Trust Series — Massachusetts Financial Services Company	1.03%	^	18.66%	13.27%	10.00%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.98%	^	23.70%	16.39%	12.44%
Equity	Principal VC Equity Income Account — Principal Global Investors, LLC (“PGI”)	0.89%		11.00%	—	—
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.36%		-3.84%	10.34%	-1.26%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)

This is the variable investment option’s new name. The variable investment option’s former name is Delaware Ivy VIP High Income which may continue to be used in certain documents for a period of time after the date of this prospectus.

Investment Options: The following are Investment Options A and B, as referred to in the “Selecting your investment method” section in “Purchasing the contract” in this prospectus.

Investments Options A
Guaranteed Interest Option
1290 VT Equity Income	EQ/Invesco Global Real Assets
1290 VT GAMCO Mergers & Acquisitions	EQ/Janus Enterprise
1290 VT GAMCO Small Company Value	EQ/JPMorgan Growth Stock
1290 VT Small Cap Value	EQ/JPMorgan Value Opportunities
1290 VT SmartBeta Equity ESG	EQ/Large Cap Core Managed Volatility
1290 VT Socially Responsible	EQ/Large Cap Growth Index
EQ/2000 Managed Volatility	EQ/Large Cap Growth Managed Volatility
EQ/400 Managed Volatility	EQ/Large Cap Value Index
EQ/500 Managed Volatility	EQ/Large Cap Value Managed Volatility
EQ/AB Dynamic Moderate Growth	EQ/Lazard Emerging Markets Equity
EQ/AB Small Cap Growth	EQ/Loomis Sayles Growth
EQ/AB Sustainable U.S. Thematic	EQ/MFS International Growth
EQ/Aggressive Growth Strategy	EQ/MFS International Intrinsic Value
EQ/All Asset Growth Allocation	EQ/MFS Mid Cap Focused Growth
EQ/American Century Mid Cap Value	EQ/MFS Technology
EQ/Balanced Strategy	EQ/MFS Utilities Series
EQ/Capital Group Research	EQ/Mid Cap Index
EQ/ClearBridge Large Cap Growth ESG	EQ/Mid Cap Value Managed Volatility
EQ/ClearBridge Select Equity Managed Volatility	EQ/Moderate Growth Strategy
EQ/Common Stock Index	EQ/Morgan Stanley Small Cap Growth
EQ/Conservative Growth Strategy	EQ/Small Company Index
EQ/Conservative Strategy	EQ/Value Equity
EQ/Emerging Markets Equity PLUS	EQ/Wellington Energy
EQ/Equity 500 Index	Equitable Conservative Growth MF/ETF
EQ/Fidelity Institutional AM® Large Cap	Equitable Growth MF/ETF
EQ/Franklin Small Cap Value Managed Volatility	Equitable Moderate Growth MF/ETF
EQ/Global Equity Managed Volatility	Invesco V.I. Main Street Mid Cap Fund®
EQ/Goldman Sachs Mid Cap Value	Invesco V.I. Small Cap Equity Fund
EQ/International Core Managed Volatility	MFS® Investors Trust Series
EQ/International Equity Index	MFS® Massachusetts Investors Growth Stock Portfolio
EQ/International Managed Volatility	Multimanager Aggressive Equity
EQ/International Value Managed Volatility	Multimanager Technology
EQ/Invesco Comstock	Principal VC Equity Income Account
EQ/Invesco Global	VanEck VIP Global Resources Fund

Investments Options B
1290 VT Convertible Securities	EQ/PIMCO Global Real Return
1290 VT High Yield Bond	EQ/PIMCO Ultra Short Bond
American Funds Insurance Series® The Bond Fund of America	EQ/Quality Bond PLUS
Macquarie VIP High Income Series	Fidelity® VIP Investment Grade Bond Portfolio
EQ/Core Bond Index	Invesco V.I. High Yield Fund
EQ/Intermediate Government Bond	Multimanager Core Bond
EQ/Money Market

EQUI-VEST® (Series 100-500)

Issued by

Equitable Financial Life Insurance Company

We have filed with the Securities and Exchange Commission a Prospectus and a Statement of Additional Information (“SAI”) that include additional information about EQUI-VEST® (Series 100-500), the Company and Separate Account A. The Prospectus and SAI each dated May 1, 2024 are incorporated by reference into this Summary Prospectus. The Prospectus and SAI are available free of charge. To request a copy of either document, to ask about your contract, or to make other investor inquiries, please call (800) 628-6673. The Prospectus and SAI are also available at our website, www.equitable.com/ICSR#EQH146648.

Class/Contract Identifier: C000024803

(#632733)

EQUI-VEST® Employer-Sponsored Retirement Plans

Equitable Financial Life Insurance Company

Issued through: Separate Account A

Summary Prospectus for Existing Investors

May 1, 2024

This summary prospectus (the “Summary Prospectus”) summarizes key features of the contract. The statutory prospectus (the “prospectus”) and Statement of Additional Information ("SAI") for the contract contain more information about the contract’s features, benefits, and risks. The prospectus and SAI are incorporated by reference into this updating Summary Prospectus. You can find the current prospectus, SAI and other information about the contract online at www.equitable.com/ICSR#EQH146649. You can also obtain this information at no cost by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary.

The EQUI-VEST® Employer-Sponsored Retirement Plans are variable and fixed deferred annuity contracts. The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Updated Information About Your Contract

The information in this Summary Prospectus is a summary of certain contract features that have changed since the prospectus dated May 1, 2023. This may not reflect all the changes that have occurred since you purchased your contract.

INVESTMENT OPTIONS

There have been changes to the Appendix listing the Portfolio Companies available under the contract in this summary prospectus.

Investment Option Name Changes: EQ/JPMorgan Growth Stock Portfolio (formerly EQ/T. Rowe Price Growth Stock Portfolio); Macquarie VIP High Income Series (formerly Delaware Ivy VIP High Income).

OTHER

Portfolio Reorganization: Certain portfolios of the EQ Premier VIP Trust (the “Acquired Trust Portfolios”) were reorganized into substantially identical, newly created portfolios of the EQ Advisors Trust (the “Acquiring Trust Portfolios”). The investment objectives, policies, principal strategies, principal risks, and the fees and expenses of the Acquired Trust Portfolios and corresponding Acquiring Trust Portfolios are substantially identical, and their Investment Manager did not change. The Acquired Trust Portfolios under your contract were removed as investment options, and the corresponding Acquiring Trust Portfolios were added as available investment options (subject to any applicable allocation restrictions) without impacting your account value, investment allocations, or expenses.

2

Important information you should consider about the contract

FEES AND EXPENSES
Charges for Early Withdrawals

If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 12 years following your last contribution, you will be assessed a withdrawal charge of up to 6% of account value withdrawn or contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment.

There is an interim value adjustment for amounts withdrawn from a Segment of the SIO before Segment maturity which could result in up to a 90% loss of the Segment Investment. See the SIO prospectus for more information.

If amounts are withdrawn from a fixed maturity option before the maturity date, there will be a market value adjustment which could greatly reduce the value in your fixed maturity option. See the FMO prospectus for more information.

For additional information about the charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges under the contracts” under “Charges and expenses” in the prospectus.

Transaction Charges

In addition to withdrawal charges, you may also be charged for other transactions (including loans and for special requests such as wire transfers, express mail, duplicate contracts, preparing checks or, third-party transfers or exchanges).

For additional information about transaction charges see “Charges under the contracts” in “Charges and expenses” in the prospectus.

Ongoing Fees and Expenses (annual charges)

The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page of your certificate for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contracts(1)	1.34%	2.00%
	Investment options (Portfolio fees and expenses)(2)	0.57%	2.65%

(1) Expressed as an annual percent of daily net assets in the variable investment options.

(2) Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2023 and could change from year to year.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost $1,762	Highest Annual Cost $3,788

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Least expensive combination of contract and Portfolio fees and expenses

•   No optional benefits

•   No sales charges

•   No additional contributions, transfers, loans or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive combination
of contract (Series 400),
optional benefits and Portfo
lio fees and expenses

•   No sales charges

•   No additional contributions,
transfers, loans or withdrawals

	For additional information about ongoing fees and expenses see “Fee Table” in the prospectus.

3

RISKS
Risk of Loss

The contract is subject to the risk of loss. You could lose some or all of your account value. For additional information about the risk of loss see “Principal risks of investing in the contract” in the prospectus.

Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. For additional information about the investment profile of the contract see “Fee Table” in the prospectus.

Risks Associated with Investment Options

An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, fixed maturity options and Segments of the SIO, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options,” “Guaranteed interest option” and “Portfolios of the Trusts” in “Purchasing the Contract” in the prospectus, as well as, “Risk factors” in the SIO prospectus and FMO prospectus. See also Appendix “Portfolio Companies available under the contract” in the prospectus.

Insurance Company Risks

An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the optional benefits. The general obligations, including the guaranteed interest option, fixed maturity options, SIO, and any optional benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the prospectus.

RESTRICTIONS
Investments

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, combining any two or more variable investment options and transferring the account value from any variable investment option to another variable investment option.

There are limits on contributions and transfers into and out of the guaranteed interest option, and restrictions or limitations with the DCA programs. See “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” in “Transferring your money among investment options” in the prospectus for more information.

For more information see “About Separate Account A” in “More information” in the prospectus.

For additional information about the investment options, including information regarding volatility management strategies and techniques, see “Portfolios of the Trusts” in “Purchasing the contract” in the prospectus. See also the SIO prospectus and the FMO prospectus.

Optional Benefits

At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the investment options.

Withdrawals may reduce the death benefit by an amount greater than the value withdrawn.

Not all employer plans will offer loans. Loans are subject to restrictions under federal tax rules and ERISA. Automated transfer programs, including dollar cost averaging and asset rebalancing, are not available if you elect Semester Strategies for Series 100 and Series 200 TSA and EDC contracts only.

For additional information about the optional benefits see “Benefits available under the contract” in the prospectus.

4

TAXES
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For more information, see “Tax information” in the prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation

Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the prospectus.

Exchanges

Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the prospectus.

5

Appendix: Portfolio Companies available under the contract

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146649. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expense		Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90%	^	13.73%	9.37%	6.84%
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	5.49%	10.25%	7.23%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29%	^	9.53%	4.22%	3.39%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.06%		21.04%	12.82%	7.94%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.03%	^	12.39%	4.73%	3.76%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.17%	^	5.79%	12.69%	—
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%	^	16.49%	11.53%	8.52%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.92%		27.50%	15.12%	11.32%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		15.99%	8.76%	6.15%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%	^	15.44%	11.32%	8.11%
Equity	EQ/500 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.81%		25.27%	14.21%	10.71%
Asset Allocation	EQ/AB Dynamic Moderate GrowthΔ — EIMG; AllianceBernstein L.P.	1.13%		12.96%	5.50%	4.15%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.93%		17.70%	10.59%	7.78%
Equity	EQ/AB Sustainable U.S. Thematic — EIMG; AllianceBernstein L.P.	1.00%	^	20.56%	—	—
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.18%		18.37%	10.23%	7.07%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.05%		18.17%	9.60%	6.91%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	14.15%	7.70%	5.27%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	5.98%	10.88%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.99%		13.22%	6.13%	4.53%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.97%	^	22.98%	14.97%	11.34%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	45.91%	15.78%	10.70%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06%	^	24.58%	15.63%	9.90%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	25.12%	14.45%	10.80%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%	^	8.02%	2.60%	2.15%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.98%		11.55%	4.96%	3.73%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%	^	8.23%	2.61%	2.11%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	0.85%	^	10.86%	4.76%	3.57%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.64%	^	4.51%	1.02%	1.11%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	4.50%	1.87%	1.59%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	10.34%	4.02%	1.86%

6

		Current Expense		Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%	^	25.57%	15.04%	11.37%
Equity	EQ/Fidelity Institutional AM® Large Cap — EIMG; FIAM LLC	0.87%	^	31.38%	16.55%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05%	^	14.07%	9.78%	6.35%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10%	^	21.37%	9.74%	6.29%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	11.22%	12.97%	—
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.64%	^	3.85%	0.39%	0.56%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		16.85%	7.96%	3.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	19.01%	8.09%	3.69%
Equity	EQ/International Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.87%		16.86%	7.32%	3.27%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		18.52%	7.60%	3.02%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	12.01%	13.18%	8.70%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	33.79%	11.76%	7.95%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		10.08%	5.45%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		17.01%	13.08%	7.62%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	46.33%	12.84%	11.28%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		10.90%	14.17%	10.12%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.90%		23.98%	14.26%	10.58%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.73%		41.54%	18.63%	14.02%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.88%		38.97%	16.20%	12.47%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		10.71%	10.15%	7.66%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.01%	10.78%	7.82%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%	^	21.68%	5.11%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%	^	43.89%	15.66%	13.24%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	14.52%	9.28%	6.12%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	17.37%	8.29%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	22.32%	13.41%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.14%		54.10%	17.38%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	-2.36%	8.01%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.65%	^	15.77%	11.88%	8.54%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		13.19%	10.36%	7.21%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.11%		12.35%	5.76%	4.18%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	1.01%		14.86%	7.31%	5.34%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.13%		15.36%	8.10%	5.67%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.69%		4.47%	1.48%	0.91%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15%	^	34.45%	15.17%	—
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.36%	^	4.09%	1.62%	2.49%
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.88%	^	5.56%	1.61%	1.25%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.86%		4.19%	0.51%	0.84%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.64%		16.72%	10.06%	7.01%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		19.52%	10.06%	6.90%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	5.99%	3.78%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	9.86%	7.20%	4.77%

7

		Current Expense		Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15%	^	14.23%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10%	^	12.01%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.00%		38.30%	15.92%	12.48%
Fixed Income	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.87%	^	5.15%	0.63%	1.21%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.24%	^	49.53%	19.07%	16.18%
Asset Allocation	Target 2015 Allocation — EIMG	1.10%	^	9.96%	4.94%	3.76%
Asset Allocation	Target 2025 Allocation — EIMG	1.10%	^	13.58%	7.42%	5.42%
Asset Allocation	Target 2035 Allocation — EIMG	1.09%		16.56%	9.12%	6.47%
Asset Allocation	Target 2045 Allocation — EIMG	1.08%		18.11%	10.15%	7.12%
Asset Allocation	Target 2055 Allocation — EIMG	1.10%	^	19.82%	11.22%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ

Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Fixed Income	American Funds Insurance Series® The Bond Fund of America® — Capital Research and Management Company	0.73%	^	4.72%	1.62%	1.83%
Fixed Income	Fidelity® VIP Investment Grade Bond Portfolio — Fidelity Management and Research Company (FMR)	0.63%		6.00%	1.72%	2.08%
Fixed Income	Invesco V.I. High Yield Fund — Invesco Advisers, Inc.	1.15%		9.77%	3.76%	2.96%
Equity	Invesco V.I. Main Street Mid Cap Fund® — Invesco Advisers, Inc.	1.19%		14.14%	10.32%	6.45%
Equity	Invesco V.I. Small Cap Equity Fund — Invesco Advisers, Inc.	1.20%		16.26%	12.14%	6.28%
Fixed Income	Macquarie VIP High Income Series(1) — Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.96%		11.95%	4.46%	3.70%
Equity	MFS® Investors Trust Series — Massachusetts Financial Services Company	1.03%	^	18.66%	13.27%	10.00%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.98%	^	23.70%	16.39%	12.44%
Equity	Principal VC Equity Income Account — Principal Global Investors, LLC (“PGI”)	0.89%		11.00%	—	—
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.36%		-3.84%	10.34%	-1.26%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)

This is the variable investment option’s new name. The variable investment option’s former name is Delaware Ivy VIP High Income which may continue to be used in certain documents for a period of time after the date of this prospectus.

Investment Options: The following are Investment Options A and B, as referred to in the “Selecting your investment method” section in “Purchasing the contract” in this prospectus.

Investments Options A
Guaranteed Interest Option
1290 VT Equity Income	EQ/Invesco Global Real Assets
1290 VT GAMCO Mergers & Acquisitions	EQ/Janus Enterprise
1290 VT GAMCO Small Company Value	EQ/JPMorgan Growth Stock
1290 VT Small Cap Value	EQ/JPMorgan Value Opportunities

8

Investments Options A
1290 VT SmartBeta Equity ESG	EQ/Large Cap Core Managed Volatility
1290 VT Socially Responsible	EQ/Large Cap Growth Index
EQ/2000 Managed Volatility	EQ/Large Cap Growth Managed Volatility
EQ/400 Managed Volatility	EQ/Large Cap Value Index
EQ/500 Managed Volatility	EQ/Large Cap Value Managed Volatility
EQ/AB Dynamic Moderate Growth	EQ/Lazard Emerging Markets Equity
EQ/AB Small Cap Growth	EQ/Loomis Sayles Growth
EQ/AB Sustainable U.S. Thematic	EQ/MFS International Growth
EQ/Aggressive Growth Strategy	EQ/MFS International Intrinsic Value
EQ/All Asset Growth Allocation	EQ/MFS Mid Cap Focused Growth
EQ/American Century Mid Cap Value	EQ/MFS Technology
EQ/Balanced Strategy	EQ/MFS Utilities Series
EQ/Capital Group Research	EQ/Mid Cap Index
EQ/ClearBridge Large Cap Growth ESG	EQ/Mid Cap Value Managed Volatility
EQ/ClearBridge Select Equity Managed Volatility	EQ/Moderate Growth Strategy
EQ/Common Stock Index	EQ/Morgan Stanley Small Cap Growth
EQ/Conservative Growth Strategy	EQ/Small Company Index
EQ/Conservative Strategy	EQ/Value Equity
EQ/Emerging Markets Equity PLUS	EQ/Wellington Energy
EQ/Equity 500 Index	Equitable Conservative Growth MF/ETF
EQ/Fidelity Institutional AM® Large Cap	Equitable Growth MF/ETF
EQ/Franklin Small Cap Value Managed Volatility	Equitable Moderate Growth MF/ETF
EQ/Global Equity Managed Volatility	Invesco V.I. Main Street Mid Cap Fund®
EQ/Goldman Sachs Mid Cap Value	Invesco V.I. Small Cap Equity Fund
EQ/International Core Managed Volatility	MFS® Investors Trust Series
EQ/International Equity Index	MFS® Massachusetts Investors Growth Stock Portfolio
EQ/International Managed Volatility	Multimanager Aggressive Equity
EQ/International Value Managed Volatility	Multimanager Technology
EQ/Invesco Comstock	Principal VC Equity Income Account
EQ/Invesco Global	VanEck VIP Global Resources Fund

Investments Options B
1290 VT Convertible Securities	EQ/PIMCO Global Real Return
1290 VT High Yield Bond	EQ/PIMCO Ultra Short Bond
American Funds Insurance Series® The Bond Fund of America	EQ/Quality Bond PLUS
Macquarie VIP High Income Series	Fidelity® VIP Investment Grade Bond Portfolio
EQ/Core Bond Index	Invesco V.I. High Yield Fund
EQ/Intermediate Government Bond	Multimanager Core Bond
EQ/Money Market

9

EQUI-VEST® Employer-Sponsored Retirement Plans

Issued by

Equitable Financial Life Insurance Company

We have filed with the Securities and Exchange Commission a Prospectus and a Statement of Additional Information (“SAI”) that include additional information about EQUI-VEST® Employer-Sponsored Retirement Plans, the Company and Separate Account A. The Prospectus and SAI each dated May 1, 2024 are incorporated by reference into this Summary Prospectus. The Prospectus and SAI are available free of charge. To request a copy of either document, to ask about your contract, or to make other investor inquiries, please call (800) 628-6673. The Prospectus and SAI are also available at our website, www.equitable.com/ICSR#EQH146649.

Class/Contract Identifier: C000024805

(#632559)

Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated May 1, 2024, to the current variable annuity and life prospectuses, initial summary prospectuses, updating summary prospectuses, and modern alternative disclosure annual notices for variable annuity contracts and life policies listed below

This Supplement updates certain information in the most recent prospectus, initial summary prospectuses, updating summary prospectuses, and modern alternative disclosure annual notices (collectively, the “Prospectus”) for the variable annuity contracts and life policies listed in this Supplement. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Special terms not defined in this Supplement have the same meaning as in the Prospectus. We will send you another copy of the Prospectus or any prior supplement thereto without charge upon request. For additional information, please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding a proposed Combination involving certain Portfolios available in your contract or policy.

Combination. Subject to board and regulatory approval and any necessary conditions precedent, effective on or about the close of business on June 21, 2024 (the “Effective Date”), the class A shares of each Portfolio listed below will be combining into the class B shares of those substantially similar Portfolios. Therefore, on or about the Effective Date, the class B shares of those Portfolios will be available under your contract or policy and the class A shares of those Portfolios will no longer be available under your contract or policy. If you still have account value allocated to an investment option that invests in the class A shares of each Portfolio on the Effective Date, shares of the class A shares of each Portfolio held for you in the that investment option will be exchanged for shares of the class B shares of those Portfolios of equal value on the Effective Date. There will be no financial impact on your contract or policy.

Each investment option that invests in a class A share of the Portfolio will be closed to all transactions on the Effective Date.

Until on or about June 21, 2024, the below listed class A shares of these Portfolios will be available and, therefore, the following hereby amends the corresponding information in the “Appendix: Portfolio Companies available under the contract” or in the “Appendix: Investment options available under the policy” in your Prospectus. Please note that not all Portfolios listed below may be available currently under your contract or policy:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Equity	1290 VT Equity Income — Equitable Investment Management Group, LLC (“EIMG”); Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	5.33%	10.24%	7.24%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29%	^	9.47%	4.20%	3.38%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.06%		21.05%	12.82%	7.94%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.92%		27.52%	15.12%	11.32%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.93%		17.74%	10.59%	7.78%
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.18%		18.51%	10.23%	7.07%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	14.15%	7.69%	5.27%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.97%	^	22.98%	14.97%	11.34%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	45.93%	15.80%	10.70%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06%	^	24.62%	15.63%	9.90%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%	^	7.89%	2.58%	2.15%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	1.10%	^	11.01%	4.79%	3.59%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.64%	^	4.63%	1.05%	1.12%
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05%	^	14.01%	9.78%	6.35%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10%	^	21.36%	9.74%	6.29%
Asset Allocation	EQ/Growth Strategy† — EIMG	1.03%		16.49%	8.48%	6.14%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		16.76%	7.95%	3.54%

New Biz/Inforce/MAD Notices – Annuities/Life	Catalog No. 800142
#759674

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		18.62%	7.62%	3.03%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	12.02%	13.18%	8.70%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	33.84%	11.75%	7.95%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		16.96%	13.08%	7.62%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	46.34%	12.84%	11.29%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		10.95%	14.17%	10.13%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.90%		23.87%	14.24%	10.57%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.73%		41.56%	18.62%	14.02%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.88%		38.99%	16.20%	12.47%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		10.67%	10.16%	7.66%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.02%	10.78%	7.83%
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%	^	43.64%	15.65%	13.25%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	14.23%	9.27%	6.10%
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.65%	^	15.77%	11.88%	8.54%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		13.14%	10.36%	7.21%
AssetAllocation	EQ/Moderate-Plus Allocation† — EIMG	1.13%		15.24%	8.08%	5.66%
FixedIncome	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.88%	^	5.68%	1.64%	1.26%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.64%		16.74%	10.07%	7.01%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		19.55%	10.05%	6.91%
FixedIncome	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.87%	^	5.04%	0.61%	1.20%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.24%	^	49.52%	19.07%	16.18%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

Please note that you may transfer account value out of the investment option that invests in the above class A shares of each Portfolio into any other investment option available under your contract or policy any time prior to the Effective Date. Such transfers will be free of charge and will not count as one of your annual free transfers under your contract or policy. Also, for a period of 60 days after the Effective Date, any account value that was transferred to the investment option that invests in the class B share of the Portfolio as a result of the Combination can be transferred into any other investment option available under your contract or policy free of charge and will not count as one of your annual free transfers. Please refer to your Prospectus for detailed information about investment options.

On or about the Effective Date:

—

The class A share of each Portfolio under your contract or policy will be removed as an investment option, and the corresponding class B share of the Portfolio will be added as an available investment option (subject to any applicable allocation restrictions). If you have account value allocated to the investment option that invests in the class A share of the Portfolio, your contract or policy will be automatically credited with interest in the corresponding investment option that invests in the class B share of the Portfolio. Your interest in the class B share of the Portfolio immediately after the Combination will be equal to your interest in the removed class A share of the Portfolio immediately prior to the Combination.

—	You will not bear any of the expenses related to the Combination, and the Combination will not result in any tax consequences for you.

—

All allocation elections and instructions that include the class A share of the Portfolio(s) will be automatically updated to replace the class A share of the Portfolio(s) with the corresponding class B share of the Portfolio(s) unless you instruct us otherwise.

2

You may wish to consult with your financial professional to determine if your existing allocation instructions should be changed before or after the Effective Date. No action is required on your part. For more information, please contact your financial professional or contact our customer service representative.

Variable Annuity and Life Products List by Portfolio

Target Portfolio	Contract or Policy
1290 VT Equity Income

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Sponsored Variable Universal Life; IL Protector; Survivorship 2000SM

1290 VT GAMCO Mergers & Acquisitions 1290 VT GAMCO Small Company Value

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Owned Incentive Life®; Incentive Life COLI; Incentive Life COLI ’04;

1290 VT Socially Responsible	Life Policies: Corporate Sponsored Variable Universal Life; Incentive Life® ’02; Survivorship Incentive LifeSM ’02

EQ/AB Small Cap Growth

Annuity Products: EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; MomentumSM; Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E; MomentumSM Plus; Variable Immediate Annuity; Retirement Investment Account®

Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life® ’02; Incentive Life COLI; Incentive Life COLI ’04; Survivorship 2000SM; Survivorship Incentive LifeSM ’02

EQ/Aggressive Allocation	Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0

EQ/Moderate-Plus Allocation	Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life ’02; Incentive Life COLI; Incentive Life COLI ’04; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ‘02

EQ/All Asset Growth Allocation	Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

EQ/Capital Group Research

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0

Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; Incentive Life® ’02; Incentive Life COLI ’04; Paramount LifeSM; Survivorship Incentive LifeSM ’02

3

Target Portfolio	Contract or Policy

EQ/ClearBridge Large Cap Growth ESG	Life Policies: Corporate Owned Incentive Life®; Incentive Life® ’02; Incentive Life COLI ’04; Survivorship Incentive LifeSM ’02

EQ/Clearbridge Select Equity Managed Volatility	Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0

EQ/Conservative Allocation EQ/Conservative-Plus Allocation	Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life ’02; Incentive Life COLI; Incentive Life COLI ’04; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ‘02

EQ/Core Bond Index	Life Policies: Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life® ’02; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ’02

EQ/Franklin Small Cap Value Managed Volatility	Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0

EQ/Global Equity Managed Volatility

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0

Life Policies: Corporate Owned Incentive Life®; Incentive Life® ’02; Incentive Life COLI ’04; Survivorship Incentive LifeSM ’02

EQ/International Core Managed Volatility

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Incentive Life® ’02; Paramount LifeSM; Survivorship Incentive LifeSM ’02

EQ/International Value Managed Volatility EQ/Large Cap Growth Managed Volatility

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0

Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; Incentive Life® ’02; Incentive Life COLI ’04; Paramount LifeSM; Survivorship Incentive LifeSM ’02

EQ/Invesco Comstock

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: IL Protector; Incentive Life® ’02; Incentive Life COLI; Incentive Life COLI ’04; Survivorship 2000SM; Survivorship Incentive LifeSM ’02

EQ/Invesco Global	Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

4

Target Portfolio	Contract or Policy

EQ/Janus Enterprise

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life® ’02; Incentive Life COLI; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ’02

EQ/JPMorgan Growth Stock

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Owned Incentive Life®; Incentive Life® ’02; Incentive Life COLI ’04; Paramount LifeSM; Survivorship Incentive LifeSM ’02

EQ/JPMorgan Value Opportunities

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0

Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; Incentive Life® ’02; Incentive Life COLI ’04; Survivorship Incentive LifeSM ’02

EQ/Large Cap Core Managed Volatility	Life Policies: Corporate Owned Incentive Life®; Incentive Life® ’02; Incentive Life COLI ’04; Paramount LifeSM; Survivorship Incentive LifeSM ’02

EQ/Large Cap Growth Index EQ/Mid Cap Index EQ/Value Equity

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Owned Incentive Life®; Incentive Life® ’02; Incentive Life COLI ’04; Paramount LifeSM; Survivorship Incentive LifeSM ’02

EQ/Large Cap Value Index

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: IL Protector; Incentive Life® ’02; Survivorship 2000SM; Survivorship Incentive LifeSM ’02

EQ/Large Cap Value Managed Volatility

Annuity Products: EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; MomentumSM; MomentumSM Plus; Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E; Variable Immediate Annuity; Retirement Investment Account®; 300+ Series

Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life® ’02; Incentive Life COLI; Incentive Life COLI ’04; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ’02

5

Target Portfolio	Contract or Policy

EQ/Loomis Sayles Growth

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® 19 Series E

Life Policies: Corporate Owned Incentive Life®; IL Protector; Incentive Life COLI; Incentive Life COLI ’04; Survivorship 2000SM

EQ/MFS International Growth

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

EQ/Mid Cap Value Managed Volatility

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life COLI; Incentive Life COLI ’04; Incentive Life Legacy®; Incentive Life Optimizer®; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ’99; Survivorship Incentive LifeSM ’02; Survivorship Incentive LifeSM Legacy

EQ/PIMCO Ultra Short Bond

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life® ’02; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ’02

EQ/Small Company Index

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life ’02; Incentive Life COLI; Incentive Life COLI ’04; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ‘02

Multimanager Core Bond	Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; Incentive Life® ’02; Incentive Life COLI ’04; Paramount LifeSM; Survivorship Incentive LifeSM ’02

Multimanager Technology	Life Policies: Corporate Owned Incentive Life®; Incentive Life® ’02; Incentive Life COLI ’04; Paramount LifeSM; Survivorship Incentive LifeSM ’02

6